Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

Transactions involving related parties cannot be presumed to be carried out on an arm's-length basis, as the requisite conditions of competitive, free-market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm's-length transactions unless such representations can be substantiated.

On August 28, 2019, the Company issued a senior convertible note ("Note") to M2 Equity Partners ("Holder"), pursuant to which the Holder agreed to advance the Company $1,000,000. The principal of the note was amended on January 31, 2020 to be $2,637,000 As additional consideration, the Company issued to the Holder a three-year warrant to purchase 4,500,000 shares of the Company's common stock at an exercise price of $0.05. The Company also recognized a derivative liability in connection with the note valued at $567,335 as of December 31, 2019 and $558,160 as of March 31, 2020. M2 is a related party due to the terms of the note giving them a seat on the board of directors of the Company. As of March 31, 2020 there was $2,637,000 outstanding on the note. There was an interest expense of $43,348 related to this note during the three months ended March 31, 2020. There is a total accrued interest of $43,348 as of March 31, 2020. See Note 6.

During the year ended December 31, 2019, the Company entered into a loan agreement with the Company's CFO, Brian Hayek. Pursuant to the Loan Agreement, the Company issued Mr. Hayek a Secured Convertible, pursuant to which Mr. Hayek extended a loan to the Company in the amount of $188,743 with an interest rate of 10%. As of March 31, 2020, the amount due on this loan was $184,667. There was an interest expense of $4,604 related to this note during the three months ended March 31, 2020. There is a total accrued interest of $9,756 as of March 31, 2020.

On December 31, 2019, the Company entered into a loan agreement with a Director of the Company, Christian Schenk, pursuant to which Mr. Schenk extended a loan to the Company in the amount of $50,000 with an interest rate of 10%. As of March 31, 2020, the amount due on this loan was $50,000. There was an interest expense of $1,247 related to this note during the three months ended March 31, 2020. There is a total accrued interest of $1,260 as of March 31, 2020.

On March 25, 2020, the board of directors of the Company appointed Christopher DeSousa as a member of the Board, with such appointment to take effect immediately. In connection with his appointment, the Board approved a grant of an option to purchase 112,500 shares of the Company's common stock at an exercise price of $0.59 per share. These options vest quarterly over one year and expire in three years from the grant date. In addition, Mr. DeSousa shall receive an option to purchase 28,125 shares of Common Stock at the exercise price of $0.59 for each quarter he serves on the Board.

NOTE 9 – RELATED PARTY TRANSACTIONS

Transactions involving related parties cannot be presumed to be carried out on an arm's-length basis, as the requisite conditions of competitive, free-market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm's-length transactions unless such representations can be substantiated.

During the year ended December 31, 2018, the Company entered into a loan agreement with the Company's chief financial officer ("CFO"), Brian Hayek, pursuant to which Mr. Hayek extended an interest free loan to the Company in the amount of $30,705. As of December 31, 2018, the amount due on this note was $11,705. As of December 31, 2019, the loan was paid in full.

On April 3, 2019, the Company appointed Christian Schenk as a Director to the Company. In connection with his appointment the Company agreed to issue to Mr. Schenk, warrants to purchase 1,500,000 shares of common stock which will vest immediately upon grant. The Company also agreed to issue warrants to purchase 500,000 shares of common stock of the Company after the close of the merger with Ganjarunner (see details on the business combination), and issue warrants to purchase 1,000,000 shares of common stock of the Company after successfully closing the Company's pending business arrangement with a cannabis B2B transportation provider or other business as determined by the Board of Directors.

During the year ended December 31, 2019, the Company entered into a loan agreement with the Company's CFO, Brian Hayek. Pursuant to the Loan Agreement, the Company issued Mr. Hayek a Secured Convertible Note in the principal amount of, pursuant to which Mr. Hayek extended a loan to the Company in the amount of $188,743 with an interest rate of 10%. As of December 31, 2019, the amount due on this loan was $184,667.

On December 31, 2019, the Company entered into a loan agreement with a Director of the Company, Christian Schenk, pursuant to which Mr. Schenk extended a loan to the Company in the amount of $50,000 with an interest rate of 10%. As of December 31, 2019, the amount due on this loan was $50,000.

In connection with the JV Agreement, the Company and Budee agreed to certain expenses sharing between the Company and Budee, Inc. The company is also allowed to charge an additional 10% fee on any of these charged back expenses. The Company charged back expenses to Budee totaling $96,610. In addition, pursuant to the JV Agreement the Company agreed to pay certain obligations of Budee Inc. up to $250,000. This has resulted in a "Due from Affiliate" on the Company's Balance Sheet of $346,610 at December 31, 2019.

On December 1, 2019, the Company entered into an agreement with Teal Marketing LLC, an entity owned by Mrs. Maddie Schenk, the wife of our Chief Executive Officer and Director, Christian Schenk, for marketing services. As part of this agreement the Company will pay $9,000 per month. The Company will also issue 350,000 warrants to purchase the Company's common stock. These warrants have an exercise price of $0.50, a term of three years, and will vest quarterly over two years. The Company's contract with Teal Marketing LLC was terminated March 13, 2020.

On May 1, 2019, the Company entered into a consulting agreement with TruckThat LLC. Christian Schenk, the Company's chairman of the board and Chief Executive Officer is an owner and managing member of TruckThat, LLC. Pursuant to the consulting agreement, TruckThat is providing the Company services as a strategic marketing and fundraising consultant. Pursuant to the consulting agreement the Company pays TruckThat $18,000 per month. The term of the consulting agreement is the sooner of six months from the effective date of the agreement or the replacement of the agreement with a subsequent agreement between the parties. Either party may terminate the consulting agreement with or without cause upon giving the other party thirty days prior written notice. The Company may terminate this Agreement immediately and without prior notice if TruckThat refuses to or is unable to perform the services or is in breach of any material provision of the Agreement. Upon termination of the consulting agreement the Company will pay within thirty days after the effective date of the termination all amounts owing to the TruckThat for services completed and accepted by the Company prior to the termination date and any related reimbursable expenses.